Accounts receivable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 41,577,348	$ 41,709,235
Allowance for doubtful accounts	(936,456)	(1,224,364)
Accounts receivable, net	$ 40,640,892	$ 40,484,871